Regulatory Requirements (Narrative) (Details)	Dec. 31, 2010
KB Financial Group [Member] | FSS Guideline [Member]
Minimum regulatory consolidated capital adequacy ratio required	8.00%
Kookmin Bank [Member]
Minimum regulatory total risk-based capital ratio required	8.00%
Minimum regulatory tier 1 capital ratio required	4.00%